Note 4 - Financing Arrangements (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Lease Payments [Abstract]
$ 871
648
332
223
3
11
$ 2,088